Equity	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Stockholders' Equity

Note 8 — Stockholders’ Equity

Class A Common Stock — The Company is authorized to issue 250,000,000 shares of Class A common stock with a par value of $0.0001 per share. As of December 31, 2020, there were 34,500,000 shares of Class A common stock issued and outstanding. Of the outstanding shares of Class A common stock, 28,726,659 were subject to possible redemption at December 31, 2020 and therefore classified outside of permanent equity in the accompanying balance sheet.

Class B Common Stock — The Company is authorized to issue 20,000,000 shares of Class B common stock with a par value of $0.0001 per share. In August 2020, the Company issued 11,500,000 shares of Class B common stock to the Sponsor. In November 2020, the Sponsor returned to the Company at no cost an aggregate of 4,312,500 shares of Class B common stock, which the Company cancelled. Also in November 2020, the Company effected a stock dividend on the Class B common stock, (which receipt of such dividends was waived by the independent director nominees) resulting in an aggregate of 8,625,000 shares of Class B common stock outstanding.

All shares and associated amounts have been retroactively restated to reflect the share surrender and the stock dividend. Of the 8,625,000 shares of Class B common stock outstanding, up to 1,125,000 shares were subject to forfeiture to the Company by the initial stockholders for no consideration to the extent that the underwriter’s over-allotment option was not exercised in full or in part so that the Founder Shares would collectively represent 20% of the Company’s issued and outstanding common stock after the Initial Public Offering. On December 31, 2020, the underwriters fully exercised the over-allotment option; thus, these 1,125,000 shares were no longer subject to forfeiture.

Holders of the Class A common stock and holders of the Class B common stock will vote together as a single class on all matters submitted to a vote of the stockholders, except as required by law. Each share of common stock will have one vote on all such matters.

The Class B common stock will automatically convert into Class A common stock at the time of the Initial Business Combination on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like and subject to further adjustment as provided herein. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts sold in the Initial Public Offering and related to the closing of the Initial Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with the Initial Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the Initial Business Combination).

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2020, there were no shares of preferred stock issued or outstanding.

Note 7 — Stockholders’ Equity

Class A Common Stock - The Company is authorized to issue 250,000,000 shares of Class A common stock with a par value of $0.0001 per share. As of June 30, 2021 and December 31, 2020, there were 34,500,000 shares of Class A common stock issued and outstanding. Of the outstanding shares of Class A common stock, 27,043,141 and 28,726,659 shares were subject to possible redemption at June 30, 2021 and December 31, 2020, respectively, and therefore classified outside of permanent equity in the accompanying balance sheets.

Class B Common Stock - The Company is authorized to issue 20,000,000 shares of Class B common stock with a par value of $0.0001 per share. As of June 30, 2021 and December 31, 2020, there were 8,625,000 shares of Class B common stock issued and outstanding.

Holders of the Class A common stock and holders of the Class B common stock will vote together as a single class on all matters submitted to a vote of the stockholders, except as required by law. Each share of common stock will have one vote on all such matters.

The Class B common stock will automatically convert into Class A common stock at the time of the Initial Business Combination on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like and subject to further adjustment as provided herein. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts sold in the Initial Public Offering and related to the closing of the Initial Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted

(unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with the Initial Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the Initial Business Combination).

Preferred Stock - The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of June 30, 2021 and December 31, 2020, there were no shares of preferred stock issued or outstanding.

Sunlight
Stockholders' Equity

Note 6. Equity

Interests in Sunlight’s partnership equity consists of members’ preferred and subordinated units. Sunlight did not have a specific number of preferred or subordinated units authorized at June 30, 2021 or December 31, 2020, but retains the corporate authority to issue sufficient units to meet its obligations. In addition to its partnership equity, Sunlight has issued warrants, profits interests, and other economic interests as part of its long-term incentive plan.

Temporary Equity Activities — Activities related to interests in Sunlight’s partnership equity units considered temporary equity were as follows:

	Class A‑3	Class A‑2	Class A‑1
Month of Issuance	Units	Units	Units
Units at December 31, 2019	326,428	195,973	256,966
March 2020	11,768	7,065	9,264
June 2020	12,193	7,320	9,598
September 2020	12,771	7,667	10,053
December 2020	13,235	7,947	10,421
	49,967	29,999	39,336
Units at December 31, 2020	376,395	225,972	296,302
March 2021	13,457	8,079	10,593
June 2021	14,094	8,461	11,094
	27,551	16,540	21,687
Units at June 30, 2021	403,946	242,512	317,989

Preferred Units — The Class A-1, A-2 and A-3 Units (collectively, the “Class A Units”) are the most senior classes of equity units and represent convertible preferred securities that earn a preferred return. Sunlight’s board of directors can elect to pay this return in cash or by issuing additional Class A Units equal to 14.5%, on an annualized basis, of the members’ outstanding Class A Units (“Class A PIK Units”). If Sunlight’s board of directors elects to pay this return in cash, it would pay such in an amount equal to $12.50, $15.22, and $24.06 per unit per annum to the Class A-1 Units, Class A-2 Units, and Class A-3 Units, respectively. The Class A Units generally have a liquidation preference, relative to the Class B Units, equal to the dollar price paid per unit by the unit holders plus any unpaid preferred return. The Class A Units will automatically convert to Class B Units upon the earlier of (a) a qualified initial public offering of Sunlight’s equity or (b) at the election of the Class A Unit holders. In each case, the Class A Units will convert into the same number of Class B Units, subject to adjustment for unit splits or certain other circumstances affecting the number of Class A Units or Class B Units outstanding.

Subordinated Units — The Class B Units are a class of equity units subordinate to Class A Units with regard to liquidation, and Sunlight’s payment of the preferred return to the Class A Units, either in cash or Class A PIK Units, dilutes Class B Units’ interests in Sunlight’s equity. No Class B Units have been issued, redeemed, or cancelled during the six months ended June 30, 2021 and 2020.

Warrants — At June 30, 2021, Sunlight has authorized Class A Units to cover the exercise of the following outstanding warrants on its partnership equity, all of which were exercisable beginning at the date of issuance:

		Exercise Price per Unit
Underlying Unit				Weighted
Class	Date of Issuance	Minimum	Maximum	Average(a)	Units
A‑1	Mar‑16 – May‑19	$78.09	$100.00	$83.58	2,393
A‑2	Feb‑18	297.99	455.52	360.29	12,491
A‑3(b)	Feb‑21	691.90	691.90	691.90	7,000

a.     Aggregate amount payable to Sunlight upon exercise of warrant divided by underlying units deliverable to the warrant holder.

b.    During the six months ended June 30, 2021, Sunlight issued 7,000 Class A-3 warrants at an exercise price of $691.90 per Class A-3 Unit.

Refer to Notes 2 and 7 regarding the accounting treatment for warrants and the valuation thereof.

Other Interests — Sunlight has issued the following subordinated interests upon conversion of equity-based compensation awards at time of vest.

Class C Units — Sunlight has issued Class C Units that do not have voting rights or certain other equity-like features, are subordinate to the Class A Units and Class B Units, and will only receive distributions from Sunlight’s profits, based on the total number of outstanding units at such time, after Sunlight distributes the liquidation preference of Class A Units and a successful sale of Sunlight’s equity occurs at a price above the Threshold Equity Value specified in the equity award from which the Class C Unit converts.

LTIP Units — In February 2016, Sunlight established a program pursuant to which it expected to grant units to certain employees in a long-term incentive plan. In December 2017, Sunlight, at the direction of its board of directors, amended and restated its long-term incentive plan to provide clarity around certain items and to allow for the issuance of various classes of LTIP Units. All LTIP units issued after February 2018 have been economically equivalent to corresponding classes of Class C units.

Equity-Based Compensation — Sunlight has granted the following outstanding Class C Units and LTIP Units awards (“Compensation Awards”) to certain employees and founders at June 30, 2021:

	Award Conditions		Units(a)
		Threshold
		Equity Value(c)
Award Class	Service(b)	(in millions)	Class C	LTIP	Total	Authorized
C‑1 Units	4 years	$29.7	52,303	8,721	61,024	61,727
C‑2 Units	4 years	87.0	7,892	8,173	16,065	17,612
C‑2AD Units(d)	4 years	87.0	4,212	4,342	8,554	9,410
C‑3 Units	5 years	165.0	82,700	26,068	108,768	150,000
C‑3AD Units(d)	5 years	165.0	85,602	22,094	107,696	155,853
			232,709	69,398	302,107	394,602

a.      Net of fully vested awards.

b.     Awards satisfy service-based award conditions ratably over the service period, starting on the one-year anniversary of the service inception date and monthly thereafter. Except for certain Class C-1 Unit and Class C-2 Unit awards, holders of Compensation

Awards must also satisfy performance-based award conditions to vest in their award, which require Sunlight’s equity to exceed the respective Threshold Equity Value for such award. Sunlight expenses the grant-date fair value of certain Class C-1 Unit and Class C-2 Unit awards that do not require performance-based vesting requirements over the service vesting period as “Compensation and Benefits” in the accompanying Condensed Consolidated Statements of Operations using a “graded-vesting” method. During the three months ended June 30, 2021, Sunlight expensed $0.0 million and $0.0 million for Class C Units and LTIP Units, respectively, and $0.0 million and $0.0 million for Class C Units and LTIP Units, respectively, during the three months ended June 30, 2020. During the six months ended June 30, 2021, Sunlight expensed $0.0 million and $0.0 million for Class C Units and LTIP Units, respectively, and $0.0 million and $0.0 million for Class C Units and LTIP Units, respectively, during the six months ended June 30, 2020.

c.     Except for Class C-1 Units, the Threshold Equity Value increases in an amount equal to any equity capital raised after the date of each grant.

d.     In addition to service- and performance-based award conditions, the vesting of Class C-2AD Unit and Class C-3AD Unit awards are contingent upon the PIK Vesting Requirement. At June 30, 2021, the following Class C Units and LTIP Units have not yet satisfied the PIK Vesting Requirement:

Award Class	Class C	LTIP	Total
C‑2AD Units	—	691	691
C‑3AD Units	39,947	11,262	51,209
	39,947	11,953	51,900

Compensation Unit Activities — Activities related to Sunlight’s equity-based compensation were as follows:

	Class C		LTIP
	Per Unit	Units	Per Unit	Units
December 31, 2019	$14.45	237,318	$19.54	64,046
Issued	23.62	1,205	23.62	14,678
Converted to Class C‑1 Units	21.40	(823)	44.16	(1,017)
Converted to Class C‑2 Units	11.12	(1,513)	18.46	(2,434)
June 30, 2020	14.49	236,187	20.04	75,273

December 31, 2020	$14.51	234,403	$20.06	71,060
Issued	—	—	—	—
Converted to Class C‑1 Units	16.19	(181)	18.96	(377)
Converted to Class C‑2 Units	11.12	(1,513)	15.64	(1,285)
June 30, 2021	14.53	232,709	20.14	69,398

Unrecognized Compensation Expense — At June 30, 2021, Sunlight has not yet recognized compensation expense for the following awards:

	Weighted
	Average
	Recognition	Class C		LTIP
Vesting Condition	Period	Units	Amount	Units	Amount
Time-based service	0.4 years	—	$—	2,772	$18
Performance-based	n.a.	160,770	2,215	38,857	888
Multiple(a)	n.a.	71,939	1,170	27,769	468
		232,709	$3,385	69,398	$1,374

a.     Includes awards where vesting contingent upon at least two conditions: time-based service, performance-based conditions, and the PIK Vesting Requirement.

Refer to Notes 2 and 7 regarding the accounting treatment for compensation units and the valuation thereof.